Cost of Sales - Disclosure of Production Expenses (Detail) - Cost of sales [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expenses by nature [line items]
Fees and compensation for services	$ 1,009,314	$ 936,419	$ 1,007,246
Salaries, wages and social security contributions	7,941,120	7,690,165	9,834,389
Transport and traveling expenses	359,324	290,723	363,473
Data processing	19,862	19,673	36,938
Taxes, duties, contributions and commissions	1,025,143	879,175	926,184
Depreciation and amortization	5,960,340	5,462,914	5,342,021
Preservation and maintenance costs	4,675,311	4,083,674	4,961,317
Communications	48,327	53,907	58,173
Leases	55,647	43,484	104,593
Employee benefits	219,090	168,860	217,276
Water, natural gas and energy services	10,279	12,899	23,257
Freight	5,193,784	3,848,274	3,720,711
Fuels	6,897,140	4,846,912	8,717,708
Insurance	156,575	144,848	172,399
Packaging	2,067,200	2,135,570	2,043,161
Electric power	4,924,492	4,083,680	5,484,345
Contractors	3,751,954	2,870,360	4,120,619
Tolls	13,810	164,780	6,539
Canon (concession fee)	39,526	57,820	58,339
Security	253,448	290,867	310,046
Others	685,571	588,832	693,429
Total	$ 45,307,257	$ 38,673,836	$ 48,202,163